Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
TOTAL REVENUE	[1]	$ 10,536,656	$ 6,425,577
TOTAL COST		6,836,895	4,287,336
GROSS PROFIT		3,699,761	2,138,241
Administrative expenses		4,838,472	13,606,688
Research and development expenses		2,050,609	2,260,274
Selling expenses		343,211	193,484
LOSS FROM OPERATIONS		(3,532,531)	(13,922,205)
Subsidy income		89,596	136,393
(Loss) from equity method investment		(307,403)	(578,619)
Other income (loss), net		2,041,658	378,831
Interest expense and debt discounts, net of interest income		(287,592)	(478,439)
Loss before income taxes		(1,996,272)	(14,464,039)
Income tax (expense) benefit		(4,283)	(871)
NET LOSS		(2,000,555)	(14,464,910)
Less: Net loss attributable to the non- controlling interest			366,570
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (2,000,555)	$ (14,098,340)
Loss per share - Basic and Diluted
Basic		$ (0.13)	$ (1.34)
Diluted		(0.13)	(1.34)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic		(0.13)	(1.31)
Diluted		$ (0.13)	$ (1.31)
Product [Member]
TOTAL REVENUE		$ 2,882,990	$ 2,971,899
TOTAL COST		2,724,655	2,696,207
Products Related Parties [Member]
TOTAL REVENUE			67,612
Software [Member]
TOTAL REVENUE		1,785,891	1,621,534
TOTAL COST		828,310	237,986
Advertising [Member]
TOTAL REVENUE		1,184,761	576,310
TOTAL COST		676,382	683,835
Advertising Related Parties [Member]
TOTAL REVENUE		12,379
Cryptocurrency Mining [Member]
TOTAL REVENUE		3,235,134	814,772
TOTAL COST		2,121,501	661,753
Other [Member]
TOTAL REVENUE		1,416,423	319,429
TOTAL COST		486,047	7,555
Other Related Parties [Member]
TOTAL REVENUE		$ 19,078	$ 54,021

[1]	Revenues by operating segments exclude intercompany transactions.